Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		241,321,000		241,607,000
Weighted-average grant-date fair value per share, options (in dollars per share)				$ 6.11	$ 0.64	$ 0.41
Grant-date fair value of stock options that vested during period				$ 10,700	$ 3,300	$ 1,900
Total stock-based compensation		$ 6,024	$ 1,878	19,082	5,550	5,399
Share-based payment arrangement, amount capitalized		500		400	$ 0	$ 0
Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation expense		$ 56,200		$ 63,100
Nonvested award, cost not yet recognized, period for recognition (in years)		2 years 8 months 12 days		2 years 10 months 24 days
Total incremental expense				$ 3,200
Total stock-based compensation				$ 3,000
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested award, cost not yet recognized, period for recognition (in years)		3 years 10 months 24 days		4 years 1 month 6 days
Nonvested award, excluding option, cost not yet recognized, amount		$ 18,400		$ 14,900
2018 Plan | Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award contractual term				10 years
Award vesting period (in years)				4 years
2018 Plan | Stock Option | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)				1 year
2018 Plan, 10% Stockholders | Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award contractual term				5 years
2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	28,195,000
Number of potential additional shares (in shares)	56,100,142
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)		25,961,262		25,709,273
Number of additional shares allowable under plan (in shares)				56,390,000
Percentage of outstanding shares				5.00%
2025 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)				4 years
2025 Equity Incentive Plan, New Hires | Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)				1 year
2025 Equity Incentive Plan, Existing Employees | Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)				6 months
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)		7,455,905
2025 Employee Stock Purchase Plan | Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares allowable under plan (in shares)	11,280,000
Percentage of outstanding shares	1.00%
Common stock, capital shares reserved for future issuance (in shares)	5,639,000
Percentage price of common stock on offering date	85.00%